united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
14,898	iShares Core S&P 500 ETF	$ 4,815,630
23,398	iShares Core S&P Mid-Cap ETF	4,815,776
57,797	iShares Russell 2000 ETF	9,575,229
45,472	ProShares Ultra MidCap400	2,052,606
52,713	ProShares Ultra Russell2000	4,059,428
13,602	ProShares Ultra S&P500	2,051,726
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,752,399)	27,370,395

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
684,477	Invesco Short Term Investments Trust -Treasury Portfolio
	Institutional Class, to yield 1.49% * (Cost $684,477)	684,477

	TOTAL INVESTMENTS - 100.1% (Cost $25,436,876)	$ 28,054,872
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(21,801)
	NET ASSETS - 100.0%	$ 28,033,071

ETF - Exchange Traded Fund
S&P - Standard and Poor
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.0%
	EQUITY FUNDS - 99.0%
1,346	Consumer Discretionary Select Sector SPDR Fund	$ 168,815
2,607	Consumer Staples Select Sector SPDR Fund	164,189
2,971	Direxion Daily Developed Markets Bull 3X Shares	218,754
2,776	Energy Select Sector SPDR Fund	166,671
5,474	Financial Select Sector SPDR Fund	168,490
1,636	Health Care Select Sector SPDR Fund	166,643
2,024	Industrial Select Sector SPDR Fund	164,895
410	iShares Core S&P 500 ETF	132,528
1,927	iShares Core S&P Mid-Cap ETF	396,615
13,057	iShares MSCI Australia ETF	295,610
4,720	iShares MSCI Canada ETF	141,081
470	iShares MSCI China ETF	30,122
6,246	iShares MSCI Emerging Markets ETF	280,258
6,711	iShares MSCI Eurozone ETF	281,325
5,077	iShares MSCI Germany ETF	149,264
1,584	iShares MSCI India ETF	55,678
7,385	iShares MSCI Japan ETF	437,487
1,231	iShares MSCI Mexico ETF	55,432
3,026	iShares MSCI Pacific ex Japan ETF	140,104
1,348	iShares MSCI Russia ETF	57,506
1,116	iShares MSCI South Africa ETF	54,740
464	iShares MSCI South Korea ETF	28,856
3,453	iShares MSCI Switzerland ETF	140,330
1,383	iShares MSCI Taiwan ETF	56,883
8,507	iShares MSCI United Kingdom ETF	290,089
3,196	iShares Russell 2000 ETF	529,481
2,735	Materials Select Sector SPDR Fund	167,984
45,018	Pacer Trendpilot US Large Cap ETF	1,506,302
3,934	ProShares Ultra MidCap400	177,581
1,373	ProShares Ultra MSCI Emerging Markets	110,614
3,084	ProShares Ultra Russell2000	237,499
396	ProShares Ultra S&P500	59,733
1,882	Technology Select Sector SPDR Fund	172,523
2,561	Utilities Select Sector SPDR Fund	165,492
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,814,848)	7,369,574

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
28,049	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.49% * (Cost $28,049)	28,049

	TOTAL INVESTMENTS - 99.4% (Cost $6,842,897)	$ 7,397,623
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	46,672
	NET ASSETS - 100.0%	$ 7,444,295

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poors Depositary Receipts
S&P - Standard and Poor
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

GOOD HARBOR FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ("ASU") No. 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 in valuing the Funds' investments measured at fair value:

Good Harbor Tactical Core U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 27,370,395	$ -	$ -	$ 27,370,395
Short-Term Investment	684,477	-	-	684,477
Total	$ 28,054,872	$ -	$ -	$ 28,054,872

Good Harbor Tactical Select Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 7,369,574	$ -	$ -	$ 7,369,574
Short-Term Investment	28,049	-	-	28,049
Total	$ 7,397,623	$ -	$ -	$ 7,397,623

The Funds did not hold any Level 3 securities during the period.

* See Portfolios of Investments for industry classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of a fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and their respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Good Harbor Tactical Core US Fund	$ 27,109,350	$ 945,522	$ -	$ 945,522
Good Harbor Tactical Select Fund	7,051,709	351,414	(5,500)	345,914

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 3/2/2020

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/2/2020